Convertible Notes - Maturity date conversion (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Convertible Notes
Aggregate principal amount		$ 28,300
Change in fair value of the Convertible Notes	$ 7,800	$ 1,807
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Maturity date conversion
Convertible Notes
Conversion price		$ 3.8095
Aggregate principal amount		$ 28,300
Convertible notes fair value		30,100
Change in fair value of the Convertible Notes		1,800
Debt issuance costs		$ 100